NOTE 5 -LEASES: Schedule of Supplemental cash flow information related to leases (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Supplemental cash flow information related to leases
For the
Year ended
December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:	$6,091